UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2008

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL             August 15, 2008
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          27
Form 13F Information Table Value Total:    $ 299783
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
***COVIDIEN LIMITED           COMM             G2552X108      2454     51248 SH        SOLE                    51248
***TYCO ELECTRONICS LTD       COMM             G9144P105      2566     71637 SH        SOLE                    71637
***TYCO INTERNATIONAL LTD     COMM             G9143X208      2909     72648 SH        SOLE                    72648
ALTRIA GROUP INC              COMM             02209S103      5868    285424 SH        SOLE                   285424
AMERICAN GREETINGS CORP CL A  COMM             026375105      6112    495333 SH        SOLE                   495333
ANHEUSER BUSCH COMPANIES INC  COMM             035229103     19500    313902 SH        SOLE                   313902
APACHE CORP                   COMM             037411105     23619    169920 SH        SOLE                   169920
BLACK & DECKER CORP           COMM             091797100      8482    147482 SH        SOLE                   147482
BRUNSWICK CORP                COMM             117043109      4923    464446 SH        SOLE                   464446
CLOROX CO                     COMM             189054109     10851    207873 SH        SOLE                   207873
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     12881    326090 SH        SOLE                   326090
DEVON ENERGY CORP             COMM             25179M103     14911    124093 SH        SOLE                   124093
FORTUNE BRANDS INC            COMM             349631101      8335    133552 SH        SOLE                   133552
FREEPORT MCMORAN COPPER &     COMM             35671D857     12669    108103 SH        SOLE                   108103
JOY GLOBAL INC                COMM             481165108     19967    263318 SH        SOLE                   263318
KRAFT FOODS INC               COMM             50075N104      5619    197514 SH        SOLE                   197514
MASCO CORP                    COMM             574599106      5112    324981 SH        SOLE                   324981
MATTEL INC                    COMM             577081102     10320    602803 SH        SOLE                   602803
MERCK & CO INC                COMM             589331107     17896    474809 SH        SOLE                   474809
NEWELL RUBBERMAID INC         COMM             651229106      5838    347727 SH        SOLE                   347727
NORFOLK SOUTHERN CORP         COMM             655844108     23772    379317 SH        SOLE                   379317
PFIZER INC                    COMM             717081103     16215    928184 SH        SOLE                   928184
PHILIP MORRIS INTL INC        COMM             718172109     14097    285424 SH        SOLE                   285424
POLYONE CORP                  COMM             73179P106      4489    643983 SH        SOLE                   643983
TRINITY INDS INC              COMM             896522109     17034    491025 SH        SOLE                   491025
WAL MART STORES INC           COMM             931142103     20865    371264 SH        SOLE                   371264
WASHINGTON MUTUAL INC         COMM             939322103      2479    502896 SH        SOLE                   502896